UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period 01/01/15 to 03/31/15.

January 1 – March 31, 2015

Date of Report (Date of Earliest Event Reported)

025-00131

(Commission File Number of Securitizer)

0001530239

(Central Index Key Number of Securitizer)

RWT Holdings, Inc.

(Exact Name of Securitizer as Specified in Its Charter)

Brett D. Nicholas

(Name of Person to Contact in Connection with this Filing)

One Belvedere Place, Suite 310

Mill Valley, CA 94941

(Address of Principal Executive Offices)

(415) 389-7373

(Securitizer’s Telephone Number,

Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02. Quarterly Filing of Rule 15Ga-1 Representations and Warranties Disclosure

RWT Holdings, Inc. (the “Securitizer”) hereby makes its quarterly filing to disclose the repurchase requests across all trusts that it has received during the period of the first calendar quarter of 2015 ending March 31, 2015.

One loan securitized and held by Sequoia Mortgage Trust 2015-1 (loan #406000917 or the “Loan”) was the subject of a demand to repurchase for breach of the representations and warranties (the “Repurchase Demand”) under the Flow Mortgage Loan Purchase and Sale Agreement, dated as of January 30, 2011 (the “Purchase Agreement”) between registrant’s affiliate Redwood Residential Acquisition Corporation and PrimeLending, a PlainsCapital Company (“PrimeLending”).  The Repurchase Demand was delivered to PrimeLending on February 13, 2015 by an affiliate of Securitizer, Sequoia Mortgage Funding Corporation, in its capacity as controlling holder of the Sequoia Mortgage Trust 2015-1. The Loan was repurchased by PrimeLending on February 19, 2015.

The disclosures required by Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item 2. Exhibits

99.1	Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 10, 2015

RWT HOLDINGS, INC.

By: /s/ Brett D. Nicholas

     Name:   Brett D. Nicholas

     Title:     President

EXHIBIT INDEX

Exhibit Number

99.1	Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.